intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2020
intangible assets and goodwill
Schedule of Intangible assets and goodwill, net

							Intangible
							assets with
		Intangible assets subject to amortization					indefinite lives
		Customer contracts,		Access to						Total
		related customer		rights- of-way,	Assets			Total		intangible
		relationships and		crowdsource assets	under		Spectrum	intangible		assets and
(millions)	Note	subscriber base	Software [1]	and other [1]	construction	Total	licences	assets	Goodwill [1,2]	goodwill
AT COST
As at January 1, 2019		$616	$5,092	$103	$341	$6,152	$8,694	$14,846	$5,111	$19,957
Additions		—	60	8	592	660	1,217	1,877	—	1,877
Additions arising from business acquisitions		453	205	2	—	660	—	660	593	1,253
Dispositions, retirements and other (including capitalized interest)	9	(29)	(166)	24	—	(171)	26	(145)	—	(145)
Assets under construction put into service		—	679	—	(679)	—	—	—	—	—
Net foreign exchange differences		(8)	—	—	—	(8)	—	(8)	(33)	(41)
As at December 31, 2019		1,032	5,870	137	254	7,293	9,937	17,230	5,671	22,901
Additions		—	88	4	548	640	—	640	—	640
Additions arising from business acquisitions	(b)	1,736	357	271	—	2,364	9	2,373	1,887	4,260
Dispositions, retirements and other (including capitalized interest)	9	100	(421)	(41)	—	(362)	(36)	(398)	—	(398)
Assets under construction put into service		—	586	—	(586)	—	—	—	—	—
Net foreign exchange differences		47	(1)	—	—	46	—	46	41	87
As at December 31, 2020		$2,915	$6,479	$371	$216	$9,981	$9,910	$19,891	$7,599	$27,490
ACCUMULATED AMORTIZATION
As at January 1, 2019		$226	$3,621	$65	$—	$3,912	$—	$3,912	$364	$4,276
Amortization		70	573	5	—	648	—	648	—	648
Dispositions, retirements and other		(11)	(166)	1	—	(176)	—	(176)	—	(176)
As at December 31, 2019		285	4,028	71	—	4,384	—	4,384	364	4,748
Amortization		215	671	19	—	905	—	905	—	905
Dispositions, retirements and other		(10)	(424)	6	—	(428)	—	(428)	—	(428)
Net foreign exchange differences		5	(1)	—	—	4	—	4	—	4
As at December 31, 2020		$495	$4,274	$96	$—	$4,865	$—	$4,865	$364	$5,229
NET BOOK VALUE
As at December 31, 2019		$747	$1,842	$66	$254	$2,909	$9,937	$12,846	$5,307	$18,153
As at December 31, 2020		$2,420	$2,205	$275	$216	$5,116	$9,910	$15,026	$7,235	$22,261
1	Amounts for software, access to rights-of-way, crowdsource assets and other and goodwill arising from business acquisitions for the year ended December 31, 2019, have been adjusted as set out in (c).
2	Accumulated amortization of goodwill is amortization recorded prior to 2002; there are no accumulated impairment losses in the accumulated amortization of goodwill.

Schedule of acquisition-date fair values assigned to the assets acquired and liabilities assumed

						Individually
	Competence		AFS			immaterial
(millions)	Call Center	Mobile Klinik	Technologies	EQ Care	Lionbridge AI	transactions	Total [1]
Assets
Current assets
Cash	$90	$2	$35	$3	$3	$18	$151
Accounts receivable [2]	64	4	19	2	52	20	161
Other	2	4	2	—	—	9	17
	156	10	56	5	55	47	329
Non-current assets
Property, plant and equipment
Owned assets	21	11	1	—	—	5	38
Right-of-use lease assets	43	17	7	—	3	10	80
Intangible assets subject to amortization [3]	754	61	369	164	819	197	2,364
Intangible assets with indefinite lives	—	—	—	—	—	9	9
Other	2	—	—	—	—	4	6
	820	89	377	164	822	225	2,497
Total identifiable assets acquired	976	99	433	169	877	272	2,826
Liabilities
Current liabilities
Accounts payable and accrued liabilities	42	4	22	9	28	23	128
Income and other taxes payable	63	—	1	35	7	2	108
Advance billings and customer deposits	—	—	20	—	1	22	43
Current maturities of long-term debt	11	8	7	—	1	9	36
	116	12	50	44	37	56	315
Non-current liabilities
Long-term debt	216	13	120	—	2	8	359
Other long-term liabilities	—	—	3	—	1	2	6
Deferred income taxes	215	11	101	4	237	39	607
	431	24	224	4	240	49	972
Total liabilities assumed	547	36	274	48	277	105	1,287
Net identifiable assets acquired	429	63	159	121	600	167	1,539
Goodwill	726	106	156	134	596	169	1,887
Net assets acquired	$1,155	$169	$315	$255	$1,196	$336	$3,426
Acquisition effected by way of:
Cash consideration	$1,155	$129	$315	$140	$1,196	$304	$3,239
Provisions	—	37	—	115	—	24	176
Pre-existing relationship effectively settled	—	3	—	—	—	—	3
Issue of TELUS Corporation Common Shares	—	—	—	—	—	8	8
	$1,155	$169	$315	$255	$1,196	$336	$3,426

1

The purchase price allocation, primarily in respect of customer contracts, related customer relationships and leasehold interests and deferred income taxes, had not been finalized as of the date of issuance of these consolidated financial statements. As is customary in a business acquisition transaction, until the time of acquisition of control, we did not have full access to the books and records of the acquired businesses. Upon having sufficient time to review the books and records of the acquired businesses, we expect to finalize our purchase price allocations.

2

The fair value of accounts receivable is equal to the gross contractual amounts receivable and reflects the best estimates at the acquisition dates of the contractual cash flows expected to be collected.

3

Customer contracts and customer relationships (including those related to customer contracts) are generally expected to be amortized over periods of 8-15 years; software is expected to be amortized over periods of 3-10 years; and other intangible assets are expected to be amortized over periods of 2-8 years.

Schedule of pro forma information of business acquisition operating results

Year ended December 31, 2020 (millions except per share amounts)	As reported [1]	Pro forma [2]
Operating revenues and other income	$15,463	$16,054
Net income	$1,260	$1,166
Net income per Common Share*
Basic	$0.95	$0.89
Diluted	$0.94	$0.88
1

Operating revenues and other income, and net income, for the year ended December 31, 2020, include: $531 and $(2), respectively, in respect of Competence Call Center; $13 and $(11), respectively, in respect of Mobile Klinik; $40 and $(9), respectively, in respect of AFS Technologies; and $1 and $(1), respectively, in respect of EQ Care.

2

Pro forma amounts for the year ended December 31, 2020, reflect the acquired businesses. The results of the acquired businesses have been included in our Consolidated statements of income and other comprehensive income effective the dates of acquisition.

Schedule of carrying values of intangible assets with indefinite lives and goodwill

	Intangible assets with
	indefinite lives		Goodwill		Total
As at December 31 (millions)	2020	2019	2020	2019 [1]	2020	2019
Wireless	$9,910	$9,937	$2,890	$2,890	$12,800	$12,827
Wireline	—	—	4,345	2,417	4,345	2,417
	$9,910	$9,937	$7,235	$5,307	$17,145	$15,244
1	The goodwill balance for wireline as at December 31, 2019, has been adjusted, as set out in (c).